Revenue - Summary of Revenues by Recognition (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of revenue [line items]
Telecommunication Services	₺ 88,118,588	₺ 75,500,912		₺ 87,192,040
Equipment revenues	11,394,737	11,144,218		13,742,812
Revenue from financial operation	4,153,403	3,280,539	[1]	3,348,061	[1]
Other	3,449,456	3,561,177		4,316,731
Total revenue	107,116,184	93,486,846	[1]	108,599,644	[1]
Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	1,523,204	709,379		933,753
Equipment revenues	10,881,396	10,702,089		12,963,994
Revenue from financial operation	1,848,418	1,356,914		1,186,909
Other	147,603	76,349		160,929
Total revenue	14,400,621	12,844,731		15,245,585
Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	86,595,384	74,791,533		86,258,287
Equipment revenues	513,341	442,129		778,818
Revenue from financial operation	2,304,985	1,923,625		2,161,152
Other	3,301,853	3,484,828		4,155,802
Total revenue	92,715,563	80,642,115		93,354,059
Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	91,170,422	77,536,602		89,428,218
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	2,474,574	2,434,151		2,389,092
Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	4,153,403	3,280,539		3,348,081
All other segments [member]
Disclosure of revenue [line items]
Total revenue	9,317,785	10,235,554		13,434,253
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Telecommunication Services	86,033,365	73,395,928		85,301,533
Equipment revenues	4,981,916	4,119,171		4,111,543
Other	937,562	436,648		595,527
Total revenue	91,952,843	77,951,747		90,008,603
Operating segments [member] | Turkcell Turkiye segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	1,456,376	631,113		863,151
Equipment revenues	4,468,575	3,677,042		3,332,725
Other	376	11,844		18,547
Total revenue	5,925,327	4,319,999		4,214,423
Operating segments [member] | Turkcell Turkiye segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	84,576,989	72,764,815		84,438,382
Equipment revenues	513,341	442,129		778,818
Other	937,186	424,804		576,980
Total revenue	86,027,516	73,631,748		85,794,180
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	2,285,955	2,276,114		2,101,368
Equipment revenues	183,095	177,001		299,230
Other	156,636	219,942		266,573
Total revenue	2,625,686	2,673,057		2,667,171
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	66,933	78,495		70,605
Equipment revenues	183,095	177,001		299,230
Other	31,177	6,718		950
Total revenue	281,205	262,214		370,785
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	2,219,022	2,197,619		2,030,763
Other	125,459	213,224		265,623
Total revenue	2,344,481	2,410,843		2,296,386
Operating segments [member] | Techfin segment [member]
Disclosure of revenue [line items]
Revenue from financial operation	4,568,674	3,545,379		3,550,776
Total revenue	4,568,674	3,545,379		3,550,776
Operating segments [member] | Techfin segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Revenue from financial operation	2,224,526	1,621,746		1,389,624
Total revenue	2,224,526	1,621,746		1,389,624
Operating segments [member] | Techfin segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Revenue from financial operation	2,344,148	1,923,633		2,161,152
Total revenue	2,344,148	1,923,633		2,161,152
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Equipment revenues	6,315,781	6,886,804		9,496,810
Other	3,845,972	6,671,682		6,278,427
Total revenue	10,161,753	13,558,486		15,775,237
Operating segments [member] | All other segments [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Equipment revenues	6,315,781	6,886,804		9,496,810
Other	116,102	66,890		151,371
Total revenue	6,431,883	6,953,694		9,648,181
Operating segments [member] | All other segments [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Other	3,729,870	6,604,792		6,127,056
Total revenue	3,729,870	6,604,792		6,127,056
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services	(200,732)	(171,130)		(210,861)
Equipment revenues	(86,055)	(38,758)		(164,771)
Revenue from financial operation	(415,271)	(264,840)		(202,715)
Other	(1,490,714)	(3,767,095)		(2,823,796)
Total revenue	(2,192,772)	(4,241,823)		(3,402,143)
Intersegment eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	(105)	(229)		(3)
Equipment revenues	(86,055)	(38,758)		(164,771)
Revenue from financial operation	(376,108)	(264,832)		(202,715)
Other	(52)	(9,103)		(9,939)
Total revenue	(462,320)	(312,922)		(377,428)
Intersegment eliminations [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	(200,627)	(170,901)		(210,858)
Revenue from financial operation	(39,163)	(8)
Other	(1,490,662)	(3,757,992)		(2,813,857)
Total revenue	(1,730,452)	(3,928,901)		(3,024,715)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	(782,421)	(415,145)		(580,385)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(151,112)	(238,906)		(278,079)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	(415,271)	(264,840)		(202,695)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (843,968)	₺ (3,322,932)		₺ (2,340,984)

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations